Interest Expense (Tables)	12 Months Ended
Dec. 31, 2019
Interest Expense.
Schedule of Interest Expense

The following is a summary of interest cost incurred during the year ended December 31, 2019, 2018 and 2017:

	December 31, 2019		December 31, 2018	December 31, 2017
	RMB	US$	RMB	RMB
Interest cost capitalized	—	—	—	—
Interest cost charged to expense	8,892	1,277	9,766	9,453
	8,892	1,277	9,766	9,453